License Agreements	12 Months Ended
Dec. 31, 2015
License Agreements [Abstract]
License Agreements

8.        License Agreements

•	University of Miami

	•	Beginning in 2008, the Company has entered into various agreements with the University of Miami (the “University”) for intellectual and tangible property rights relating to the ImPACT™, technology activities (“License Agreement 03-31, 05-39” and “License Agreement 97-14”, or collectively “License Agreements”). These license agreements were subsequently assigned to the Company’s subsidiary Heat Biologics I, Inc. which issued to the University shares of its common stock representing seven and one half percent (7.5%) of its common stock. The term of the license is the length of the last to expire patent, unless terminated earlier.

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The Company agreed to make minimum royalty payments of $10,000 for three years beginning in 2010 that are due on the anniversary date of the agreement for License Agreement 97-14. Beginning in 2013, and thereafter for the life of the agreement, the minimum royalty payment shall be $20,000 due on the same date. A milestone payment is due no later than May 2017 of $250,000 for License Agreement 97-14.

	•	In August 2009, Heat I and the University entered into a second amendment (“Amendment 2”) to License Agreement 97-14 to extend the foregoing payment due dates for all past due license fees and patent costs.

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On February 18, 2011, Heat I entered into a license agreement (“SS114A”) with the University to obtain additional technology related to License Agreement 97-14. Heat I agreed to reimburse the University for all past patent costs of $37,381. As partial consideration for SS114A, Heat II agreed to grant back certain exclusive rights to the University.

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On February 18, 2011, Heat I entered into a license agreement (“143”) with the University to obtain additional technology related to License Agreement 97-14. In consideration for 143, Heat I agreed to pay the University a fee of $50,000 and reimburse them for past patent costs of $14,158.

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On February 18, 2011, Heat I entered into a license agreement (“J110”) with the University to obtain additional technology related to License Agreement 97-14. In consideration for J110, Heat I agreed to pay the University a fee of $10,000 and reimburse them for past patent costs of $1,055.

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On February 18, 2011, Heat I entered into a license agreement (“D-107”) with the University to obtain additional technology related to License Agreement 97-14. There are no financial obligations on our part under the arrangement.

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In addition, Heat entered into an agreement for “Modified Heat Shock Proteins-Antigenic Peptide Complex” with the University of Miami in September 2014 for a cancer cell line where the University agreed not to license the cell line to third parties while the Company is in good standing and in compliance of its patent license agreements with the University relating to our ImPACT™ platform. There is no financial obligation on the Company’s part under the arrangement.

•	Other License Agreements

	•	On April 12, 2011, Heat entered into a non-exclusive evaluation and biological material license agreement with a not-for-profit corporation for evaluation and production of vaccines. In consideration for the evaluation and commercial use license, Heat agreed to pay the not-for-profit corporation a fee of $5,000 and $50,000, respectively. Heat has the option to renew the license once the original term has expired. Milestone payments are due upon certain events agreed upon by Heat and the not-for-profit corporation. In December 2015, Heat amended the evaluation and biological material license agreement to add additional cell lines in exchange for a one-time payment of $1,000.

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On August 30, 2010, Heat entered into an option agreement with the University of Michigan (“University II”) to acquire the right to negotiate an exclusive license for certain materials which include cancer cells and all unmodified derivatives of these cells. An option fee of $2,000 was paid on September 8, 2010 to grant a period of nine months for this consideration. In July 2011, the Company exercised the option to acquire the license for $10,000.

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On September 23, 2014, Heat entered into an exclusive license agreement for a multiple myeloma cell line with Professor Kenneth Nilsson in Sweden. In consideration of the commercial license, Heat agreed to pay an up-front license fee of $5,000 and is obligated to pay an annual maintenance fee of $3,000 each year until the first commercial sale of a licensed product at which time the annual maintenance fee increases to $30,000. Milestone payments are due upon certain events agreed upon by Heat and Professor Kenneth Nilsson.

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In August 2015, the Company entered into an exclusive license agreement with Columbia University for an endometrial cancer cell line for the production, sale and use for all human healthcare applications. The term of the license is perpetual, unless terminated earlier by us or by Columbia University. Columbia University can only terminate for our material breach of this agreement. The Company paid an up-front license fee of $7,500 and is obligated to pay an annual maintenance fee of $5,000 each year until the first commercial sale of a licensed product at which time the annual maintenance fee increases to $50,000. The Company agreed to pay royalties equal to a one-tenth of low single digit percentage of net sales of licensed products. In addition, the Company is obligated to make milestone payments of $25,000, $40,000 and $75,000 upon completion of a Phase 1, Phase 2 and Phase 3 trial, respectively, $200,000 upon the first commercial sale of a licensed product and $500,000 upon annual net sales of $100,000,000 or more.

Future minimum royalty payments as of December 31, 2015 are as follows (in thousands):

Year ended December 31,

2016	38
2017	338
2018	38
2019	113
2020	288

Total	$815